Other Assets and Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets [abstract]
Summary of Other Non-Current Assets
14.1 Other non-current assets

	December 31, 2022		December 31, 2021
Agreement with customers	Ps.	771	Ps.	759
Long-term prepaid advertising expenses		184		213
Guarantee deposits (1)		1,612		1,532
Prepaid bonuses		327		283
Advances to acquire property, plant and equipment		981		460
Recoverable taxes		1,844		1,687
Indemnifiable assets from business combinations (2)		1,555		1,554
Others		1,984		912
	Ps.	9,258	Ps.	7,400

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 26.7.
(2)Corresponds to indemnification assets that are warranted by former Vonpar owners in accordance with the share purchase agreement.

Summary of Other Non-Current Financial Assets
14.2 Other non-current financial assets

	December 31, 2022		December 31, 2021
Non-current accounts receivable	Ps.	1,686	Ps.	1,245
Derivative financial instruments (see Note 21)		3,520		16,710
Others		923		674
Other investments in equity instruments (1)		17,681		22,442
	Ps.	23,810	Ps.	41,071

(1)Corresponds to the acquisition of a minority stake in Jetro Restaurant Depot as of November 8, 2019. On October 9, 2020, the Company acquired an additional minority stake in Jetro. Refer to Note 3.7.3.